Deferred Revenue	6 Months Ended
Dec. 31, 2024
Deferred Revenue [Abstract]
Deferred Revenue

Note 19. Deferred revenue

	Consolidated
	December 2024	June 2024
	$	$
Current liabilities
Deferred Revenue	118,704	125,359
Reconciliation
Reconciliation of the written down values at the beginning and end of the current and previous financial period are set out below:
Opening balance	125,359	85,359
Payments received in advance	—	40,000
Transfer to revenue – amount forgiven	(6,655)	—
Closing balance	118,704	125,359

Unsatisfied performance obligations

The aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied at the end of the reporting period was $118,704 as at 31 December 2024 ($125,359 as at 30 June 2024) and is expected to be recognised as revenue in future periods as follows:

	Consolidated
	December 2024	June 2024
	$	$
12 to 18 months	118,704	125,359